Quarterly Holdings Report
for
Fidelity® Mid Cap Index Fund
January 31, 2026
MCX-NPRT3-0426
1.929302.114
Common Stocks - 99.7%
	Shares	Value ($)
AUSTRALIA - 0.4%
Materials - 0.4%
Metals & Mining - 0.4%
Anglogold Ashanti Plc	1,832,657	170,198,856
BELGIUM - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Liberty Global Ltd Class A (b)	610,738	6,773,085
Liberty Global Ltd Class C (b)	485,153	5,375,495

TOTAL BELGIUM		12,148,580
BERMUDA - 0.1%
Financials - 0.1%
Insurance - 0.1%
RenaissanceRe Holdings Ltd	164,724	46,402,751
BRAZIL - 0.1%
Financials - 0.1%
Capital Markets - 0.1%
XP Inc Class A	1,439,040	28,075,670
CANADA - 0.4%
Consumer Discretionary - 0.2%
Hotels, Restaurants & Leisure - 0.2%
Restaurant Brands International Inc (United States)	1,177,101	78,853,996
Industrials - 0.2%
Commercial Services & Supplies - 0.2%
RB Global Inc (United States)	674,448	76,597,059
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Brookfield Renewable Corp Class A (United States)	491,373	20,460,772
TOTAL CANADA		175,911,827
FINLAND - 0.0%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Amer Sports Inc (b)	542,792	19,882,471
GERMANY - 0.0%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Birkenstock Holding Plc (b)(c)	193,687	7,313,621
GRAND CAYMAN (UK OVERSEAS TER) - 0.0%
Financials - 0.0%
Capital Markets - 0.0%
Bullish (c)	120,448	3,637,529
GUATEMALA - 0.0%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Millicom International Cellular SA	362,873	22,146,139
JAPAN - 0.0%
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Allegro MicroSystems Inc (b)	447,743	16,526,194
KAZAKHSTAN - 0.0%
Financials - 0.0%
Capital Markets - 0.0%
Freedom Holding Corp/NV (b)(c)	64,261	7,949,086
KOREA (SOUTH) - 0.2%
Consumer Discretionary - 0.2%
Broadline Retail - 0.2%
Coupang Inc Class A (b)	4,760,187	95,965,370
PUERTO RICO - 0.1%
Financials - 0.1%
Banks - 0.1%
Popular Inc	238,888	31,898,715
SWITZERLAND - 0.1%
Consumer Discretionary - 0.1%
Textiles, Apparel & Luxury Goods - 0.1%
On Holding AG Class A (b)	811,836	36,735,579
UNITED KINGDOM - 0.2%
Energy - 0.2%
Energy Equipment & Services - 0.2%
TechnipFMC PLC	1,458,369	81,260,321
UNITED STATES - 98.1%
Communication Services - 3.7%
Diversified Telecommunication Services - 0.2%
AST SpaceMobile Inc Class A (b)(c)	800,755	89,051,964
GCI LLC Class A	11,654	436,675
GCI LLC Class C	117,668	4,352,539
Iridium Communications Inc	334,100	6,655,272
		100,496,450
Entertainment - 2.1%
Electronic Arts Inc	914,970	186,580,682
Liberty Media Corp-Liberty Formula One Class A (b)	82,141	6,545,816
Liberty Media Corp-Liberty Formula One Class C (b)	763,504	66,440,118
Live Nation Entertainment Inc (b)	575,777	83,746,765
Madison Square Garden Sports Corp Class A (b)	58,578	16,609,791
ROBLOX Corp Class A (b)	2,256,714	148,401,513
Roku Inc Class A (b)	468,905	44,639,756
Take-Two Interactive Software Inc (b)	662,813	146,017,704
TKO Group Holdings Inc Class A	250,084	50,662,017
Warner Bros Discovery Inc (b)	8,474,418	233,385,472
		983,029,634
Interactive Media & Services - 0.4%
IAC Inc Class A (b)	244,421	9,031,356
Match Group Inc	872,601	27,181,521
Pinterest Inc Class A (b)	2,149,161	47,560,933
Reddit Inc Class A (b)	451,901	81,464,193
Trump Media & Technology Group Corp (b)	583,444	7,456,414
ZoomInfo Technologies Inc (b)	965,092	7,768,991
		180,463,408
Media - 1.0%
Charter Communications Inc Class A (b)(c)	304,538	62,771,373
DoubleVerify Holdings Inc (b)	521,431	5,641,883
Fox Corp Class A	752,325	54,754,214
Fox Corp Class B	541,070	35,477,959
Liberty Broadband Corp Class A (b)	60,226	2,892,052
Liberty Broadband Corp Class C (b)	413,207	19,879,389
New York Times Co/The Class A	583,826	42,800,284
News Corp Class A	1,377,798	37,241,880
News Corp Class B	457,966	14,242,743
Nexstar Media Group Inc	102,546	21,778,719
NIQ Global Intelligence Plc (c)	173,010	2,939,440
Omnicom Group Inc	1,164,807	89,736,731
Sirius XM Holdings Inc	690,353	14,048,684
Trade Desk Inc (The) Class A (b)	1,623,572	49,242,939
		453,448,290
TOTAL COMMUNICATION SERVICES		1,717,437,782
Consumer Discretionary - 10.8%
Automobile Components - 0.3%
Aptiv PLC (b)	790,288	59,864,316
BorgWarner Inc	772,079	36,604,265
Gentex Corp	798,282	18,368,469
Lear Corp	188,055	22,019,360
QuantumScape Corp Class A (b)(c)	1,635,358	14,472,918
		151,329,328
Automobiles - 0.6%
Ford Motor Co	14,203,730	197,147,772
Harley-Davidson Inc	398,856	7,897,349
Lucid Group Inc (b)(c)	452,495	5,009,119
Rivian Automotive Inc Class A (b)(c)	2,860,924	42,198,629
Thor Industries Inc	183,219	20,496,710
		272,749,579
Broadline Retail - 0.5%
Dillard's Inc Class A (c)	10,739	6,524,587
eBay Inc	1,643,667	149,935,304
Etsy Inc (b)	356,897	18,901,265
Macy's Inc	971,706	19,453,554
Ollie's Bargain Outlet Holdings Inc (b)	222,714	24,567,581
		219,382,291
Distributors - 0.3%
Genuine Parts Co	504,605	70,135,049
LKQ Corp	934,247	30,690,014
Pool Corp	119,998	30,490,292
		131,315,355
Diversified Consumer Services - 0.3%
ADT Inc	1,857,258	14,858,064
Bright Horizons Family Solutions Inc (b)	206,767	19,152,827
Duolingo Inc Class A (b)	138,475	18,563,959
Grand Canyon Education Inc (b)	100,022	17,387,824
H&R Block Inc	460,787	18,178,047
Liberty Live Holdings Inc Class A	71,574	5,757,413
Liberty Live Holdings Inc Class C	166,500	13,749,570
Service Corp International/US	496,118	39,902,771
		147,550,475
Hotels, Restaurants & Leisure - 3.7%
Aramark	949,214	36,535,247
Boyd Gaming Corp	200,124	16,918,483
Caesars Entertainment Inc (b)(c)	736,815	15,252,071
Carnival Corp (b)	3,932,576	118,055,932
Cava Group Inc (b)(c)	363,009	22,005,606
Choice Hotels International Inc (c)	98,320	10,107,296
Churchill Downs Inc	240,449	23,650,564
Darden Restaurants Inc	425,079	84,739,499
Domino's Pizza Inc	114,109	46,822,346
DraftKings Inc Class A (b)	1,748,495	48,101,097
Dutch Bros Inc Class A (b)	426,649	23,205,439
Expedia Group Inc Class A	426,379	112,922,214
Flutter Entertainment PLC (b)	575,163	94,988,169
Hilton Worldwide Holdings Inc	829,836	247,714,344
Hyatt Hotels Corp Class A (c)	147,786	23,109,297
Las Vegas Sands Corp	1,115,061	58,797,167
MGM Resorts International (b)	745,296	24,997,228
Norwegian Cruise Line Holdings Ltd (b)	1,633,348	35,868,322
Penn Entertainment Inc (b)	525,046	6,741,590
Planet Fitness Inc Class A (b)	305,253	27,790,233
Royal Caribbean Cruises Ltd	921,856	299,280,550
Texas Roadhouse Inc	240,821	43,314,065
Travel + Leisure Co	223,399	15,535,166
Vail Resorts Inc (c)	125,522	16,703,213
Viking Holdings Ltd (b)	634,184	45,756,376
Wendy's Co/The (c)	581,406	4,529,152
Wingstop Inc	101,048	26,821,171
Wyndham Hotels & Resorts Inc	269,210	19,595,796
Wynn Resorts Ltd	277,522	29,819,739
Yum! Brands Inc	1,014,144	157,699,392
		1,737,376,764
Household Durables - 1.6%
DR Horton Inc	956,969	142,435,267
Garmin Ltd	593,003	119,573,126
Lennar Corp Class A	746,639	81,644,975
Lennar Corp Class B	33,948	3,437,574
Mohawk Industries Inc (b)	184,578	21,850,344
Newell Brands Inc	1,516,392	6,444,666
NVR Inc (b)	9,939	75,891,520
PulteGroup Inc	706,693	88,400,227
SharkNinja Inc (b)	303,007	35,815,427
Somnigroup International Inc	735,578	64,620,527
Toll Brothers Inc	348,884	50,410,249
TopBuild Corp (b)	102,068	47,772,927
Whirlpool Corp (c)	195,159	15,610,768
		753,907,597
Leisure Products - 0.2%
Brunswick Corp/DE	238,282	19,114,982
Hasbro Inc	480,920	42,950,966
Mattel Inc (b)	1,124,533	23,491,494
YETI Holdings Inc (b)	294,517	13,462,372
		99,019,814
Specialty Retail - 2.6%
AutoNation Inc (b)	96,700	19,821,566
Bath & Body Works Inc	749,704	16,343,547
Best Buy Co Inc	703,209	45,778,906
Burlington Stores Inc (b)	228,659	67,651,052
CarMax Inc (b)	533,399	23,757,591
Carvana Co Class A (b)	491,862	197,290,767
Chewy Inc Class A (b)	795,580	23,159,334
Dick's Sporting Goods Inc	230,239	46,508,278
Five Below Inc (b)	195,890	37,540,360
Floor & Decor Holdings Inc Class A (b)	387,203	25,539,910
GameStop Corp Class A (b)(c)	1,490,785	35,599,946
Gap Inc/The	824,581	23,071,776
Lithia Motors Inc Class A	86,709	28,045,159
Murphy USA Inc	61,922	26,162,664
Penske Automotive Group Inc	66,567	10,437,040
RH (b)	55,537	11,042,422
Ross Stores Inc	1,159,343	218,710,057
Tractor Supply Co	1,934,182	98,411,180
Ulta Beauty Inc (b)	164,282	106,349,596
Valvoline Inc (b)(c)	462,213	15,123,609
Wayfair Inc Class A (b)	356,290	36,872,452
Williams-Sonoma Inc	430,891	88,181,843
		1,201,399,055
Textiles, Apparel & Luxury Goods - 0.7%
Columbia Sportswear Co	94,597	5,229,322
Crocs Inc (b)	183,133	15,368,521
Deckers Outdoor Corp (b)	527,936	63,003,882
Lululemon Athletica Inc (b)	377,733	65,914,409
PVH Corp	173,522	10,820,832
Ralph Lauren Corp Class A	138,100	48,805,921
Tapestry Inc	752,462	95,494,953
Under Armour Inc Class A (b)(c)	687,327	4,240,808
Under Armour Inc Class C (b)(c)	679,036	4,121,748
VF Corp	1,277,560	25,027,400
		338,027,796
TOTAL CONSUMER DISCRETIONARY		5,052,058,054
Consumer Staples - 4.7%
Beverages - 0.5%
Boston Beer Co Inc/The Class A (b)	28,081	5,998,662
Brown-Forman Corp Class A	158,774	4,418,680
Brown-Forman Corp Class B (c)	537,998	14,725,006
Celsius Holdings Inc (b)	598,117	31,389,180
Coca-Cola Consolidated Inc	206,123	31,343,063
Constellation Brands Inc Class A	516,888	80,996,350
Molson Coors Beverage Co Class B	594,297	28,550,028
Primo Brands Corp Class A	933,958	17,689,165
		215,110,134
Consumer Staples Distribution & Retail - 1.7%
Albertsons Cos Inc Class A	1,439,256	23,963,612
BJ's Wholesale Club Holdings Inc (b)	475,463	43,951,800
Casey's General Stores Inc	134,611	81,641,572
Dollar General Corp	799,194	114,628,395
Dollar Tree Inc (b)	700,883	82,416,832
Kroger Co/The	2,206,244	138,662,435
Maplebear Inc (b)	626,838	23,293,300
Performance Food Group Co (b)	555,189	52,992,790
Sprouts Farmers Market Inc (b)	356,556	25,283,386
Sysco Corp	1,743,780	146,215,954
US Foods Holding Corp (b)	816,071	68,239,857
		801,289,933
Food Products - 1.7%
Archer-Daniels-Midland Co	1,738,918	117,046,571
Bunge Global SA	490,004	55,801,656
Campbell's Company/The	706,226	19,760,203
Conagra Brands Inc	1,733,557	32,088,140
Darling Ingredients Inc (b)	568,865	25,974,376
Flowers Foods Inc (c)	680,022	7,772,651
Freshpet Inc (b)	173,077	12,063,467
General Mills Inc	1,942,990	89,882,717
Hershey Co/The	529,960	103,209,710
Hormel Foods Corp	1,053,574	25,928,456
Ingredion Inc	232,178	27,420,222
JM Smucker Co	376,839	39,515,338
Kraft Heinz Co/The	3,110,039	73,832,326
Lamb Weston Holdings Inc	489,107	22,464,685
McCormick & Co Inc/MD	920,859	56,936,712
Pilgrim's Pride Corp	150,248	6,516,256
Post Holdings Inc (b)	176,285	18,035,718
Seaboard Corp	921	4,680,780
Smithfield Foods Inc	164,048	3,920,747
Tyson Foods Inc Class A	1,017,683	66,485,230
		809,335,961
Household Products - 0.3%
Church & Dwight Co Inc	874,250	84,146,563
Clorox Co/The	443,152	49,983,113
Reynolds Consumer Products Inc	198,264	4,593,776
		138,723,452
Personal Care Products - 0.5%
BellRing Brands Inc (b)	457,630	11,381,258
Coty Inc Class A (b)	1,257,534	3,986,383
elf Beauty Inc (b)(c)	199,211	16,930,943
Estee Lauder Cos Inc/The Class A	891,565	102,779,613
Kenvue Inc	6,913,687	120,298,154
		255,376,351
TOTAL CONSUMER STAPLES		2,219,835,831
Energy - 5.8%
Energy Equipment & Services - 0.8%
Baker Hughes Co Class A	3,608,428	202,216,305
Halliburton Co	3,053,563	102,355,432
NOV Inc	1,319,609	24,214,825
Weatherford International PLC	256,017	24,086,079
		352,872,641
Oil, Gas & Consumable Fuels - 5.0%
Antero Midstream Corp	1,216,851	22,901,136
Antero Resources Corp (b)	1,054,076	38,336,744
APA Corp	1,276,416	33,710,147
Cheniere Energy Inc	775,268	163,984,687
Chord Energy Corp	208,621	20,912,169
Coterra Energy Inc	2,744,661	79,183,470
Devon Energy Corp	2,232,527	89,769,911
Diamondback Energy Inc	682,927	111,965,882
DT Midstream Inc	369,156	46,521,039
EQT Corp	2,261,239	130,541,327
Expand Energy Corp	827,336	93,000,840
HF Sinclair Corp	567,436	29,500,998
Kinder Morgan Inc	7,075,525	215,732,757
Marathon Petroleum Corp	1,106,527	194,958,992
Matador Resources Co	424,859	19,220,621
Occidental Petroleum Corp	2,565,995	116,470,513
ONEOK Inc	2,273,641	180,049,631
Ovintiv Inc	932,633	40,541,557
Permian Resources Holdings Inc/DE Class A	2,587,374	41,734,343
Phillips 66	1,466,290	210,500,592
Range Resources Corp	858,898	32,509,289
Targa Resources Corp	772,796	155,316,540
Texas Pacific Land Corp	209,878	73,113,100
Valero Energy Corp	1,106,016	200,664,483
Viper Energy Inc Class A	614,660	26,024,704
		2,367,165,472
TOTAL ENERGY		2,720,038,113
Financials - 14.5%
Banks - 2.7%
Bank OZK	388,285	18,466,835
BOK Financial Corp	80,502	10,460,429
Citizens Financial Group Inc	1,561,810	98,362,794
Columbia Banking System Inc	1,076,595	31,694,957
Comerica Inc	464,495	41,186,772
Commerce Bancshares Inc/MO	470,851	24,785,597
Cullen/Frost Bankers Inc	216,320	29,813,222
East West Bancorp Inc	497,333	56,914,789
Fifth Third Bancorp	2,422,762	121,671,108
First Citizens BancShares Inc/NC Class A	32,903	68,095,062
First Hawaiian Inc	448,414	11,905,391
First Horizon Corp	1,829,286	44,799,214
FNB Corp/PA	1,291,675	22,668,896
Huntington Bancshares Inc/OH	7,298,324	127,574,704
KeyCorp	3,440,756	74,045,069
M&T Bank Corp	559,286	123,920,999
Pinnacle Financial Partners Inc	541,957	51,534,691
Prosperity Bancshares Inc (c)	332,715	22,960,662
Regions Financial Corp	3,217,640	91,702,740
SOUTHSTATE BANK CORP	364,883	37,338,477
TFS Financial Corp (c)	190,773	2,685,129
Webster Financial Corp	596,207	39,212,534
Western Alliance Bancorp	392,497	34,991,108
Wintrust Financial Corp	240,167	35,422,231
Zions Bancorp NA	527,627	31,610,134
		1,253,823,544
Capital Markets - 5.5%
Affiliated Managers Group Inc	100,421	31,440,811
Ameriprise Financial Inc	338,187	178,288,805
Ares Management Corp Class A	684,600	102,464,082
Bank of New York Mellon Corp/The	2,538,740	304,445,701
Blue Owl Capital Inc Class A	2,309,618	31,503,190
Carlyle Group Inc/The	951,530	55,930,933
Cboe Global Markets Inc	381,170	101,032,920
Coinbase Global Inc Class A (b)	810,808	157,896,750
Evercore Inc Class A	134,123	47,381,632
FactSet Research Systems Inc	136,219	34,648,665
Franklin Resources Inc	1,105,089	29,417,469
Hamilton Lane Inc Class A	147,190	20,789,116
Houlihan Lokey Inc Class A	196,793	33,124,198
Invesco Ltd	1,324,227	36,138,155
Janus Henderson Group PLC	452,158	21,762,365
Jefferies Financial Group Inc	557,049	34,080,258
Lazard Inc	334,692	17,979,654
LPL Financial Holdings Inc	289,922	105,676,569
MarketAxess Holdings Inc	132,608	22,441,252
Morningstar Inc	82,239	16,619,679
MSCI Inc	264,937	161,404,919
Nasdaq Inc	1,647,536	159,629,763
Northern Trust Corp	683,952	102,202,947
Raymond James Financial Inc	648,830	107,614,944
Robinhood Markets Inc Class A (b)	2,692,824	267,882,132
SEI Investments Co	372,325	32,708,751
State Street Corp	1,013,944	132,684,712
Stifel Financial Corp	359,683	44,348,914
T Rowe Price Group Inc	786,832	83,152,406
TPG Inc Class A	481,203	28,347,669
Tradeweb Markets Inc Class A	424,169	43,719,099
Virtu Financial Inc Class A	288,899	11,992,196
		2,558,750,656
Consumer Finance - 0.6%
Ally Financial Inc	1,004,049	42,451,192
Credit Acceptance Corp (b)(c)	15,943	7,943,440
Figure Technology Solutions Inc Class A (c)	126,321	7,185,138
OneMain Holdings Inc	433,345	28,401,431
SLM Corp	736,260	19,989,459
SoFi Technologies Inc Class A (b)	4,411,764	100,632,338
Synchrony Financial	1,309,740	95,126,416
		301,729,414
Financial Services - 1.6%
Affirm Holdings Inc Class A (b)	1,000,031	60,301,869
Block Inc Class A (b)	1,946,073	117,601,192
Corebridge Financial Inc	958,414	29,547,904
Corpay Inc (b)	247,266	77,797,302
Equitable Holdings Inc	1,093,976	50,760,486
Euronet Worldwide Inc (b)	141,915	10,283,161
Fidelity National Information Services Inc	1,915,881	105,852,425
Global Payments Inc	876,506	62,880,540
Jack Henry & Associates Inc	264,145	47,337,425
MGIC Investment Corp	800,005	21,536,135
Rocket Cos Inc Class A	3,425,464	61,418,570
Shift4 Payments Inc Class A (b)(c)	240,795	14,216,537
Toast Inc Class A (b)	1,685,245	52,427,972
UWM Holdings Corp Class A	621,032	3,049,267
Voya Financial Inc	349,873	26,821,264
Western Union Co/The (c)	1,154,744	10,819,951
WEX Inc (b)	123,482	19,003,880
		771,655,880
Insurance - 3.8%
Allstate Corp/The	960,121	191,054,479
American Financial Group Inc/OH	240,565	31,338,403
Arch Capital Group Ltd (b)	1,297,748	124,635,718
Assurant Inc	184,388	43,908,314
Assured Guaranty Ltd	161,561	13,708,451
Axis Capital Holdings Ltd	270,313	27,890,895
Brighthouse Financial Inc (b)	207,916	13,319,099
Brown & Brown Inc	1,050,584	75,747,106
Cincinnati Financial Corp	560,487	90,176,753
CNA Financial Corp	77,177	3,693,691
Everest Group Ltd	150,902	49,990,815
Fidelity National Financial Inc	935,796	50,897,944
First American Financial Corp	353,936	22,361,676
Globe Life Inc	289,622	40,610,797
Hanover Insurance Group Inc/The	128,680	22,408,335
Hartford Insurance Group Inc/The	1,022,067	138,040,369
Kemper Corp	226,898	8,942,050
Kinsale Capital Group Inc	80,452	31,849,338
Lincoln National Corp	619,600	25,781,556
Loews Corp	613,162	64,731,512
Markel Group Inc (b)	45,330	92,502,211
Old Republic International Corp	831,471	32,568,719
Primerica Inc	117,419	30,885,894
Principal Financial Group Inc	791,833	75,002,422
Prudential Financial Inc	1,274,204	141,576,806
Reinsurance Group of America Inc	239,974	48,654,729
RLI Corp	297,988	17,411,439
Ryan Specialty Holdings Inc Class A	386,763	18,672,918
Unum Group	615,021	46,723,145
W R Berkley Corp	1,055,711	72,400,660
White Mountains Insurance Group Ltd	8,972	18,347,112
Willis Towers Watson PLC	348,227	110,551,626
		1,776,384,982
Mortgage Real Estate Investment Trusts (REITs) - 0.3%
AGNC Investment Corp	3,895,897	44,413,226
Annaly Capital Management Inc	2,486,424	57,212,616
Rithm Capital Corp	2,011,595	22,006,849
Starwood Property Trust Inc	1,258,060	22,557,016
		146,189,707
TOTAL FINANCIALS		6,808,534,183
Health Care - 9.7%
Biotechnology - 2.3%
Alnylam Pharmaceuticals Inc (b)	461,219	155,919,696
Apellis Pharmaceuticals Inc (b)	392,190	8,855,650
Biogen Inc (b)	531,510	95,613,334
BioMarin Pharmaceutical Inc (b)	691,715	39,109,566
Caris Life Sciences Inc (b)	82,375	1,907,805
Exact Sciences Corp (b)	677,735	69,359,400
Exelixis Inc (b)	958,787	39,655,430
Halozyme Therapeutics Inc (b)	422,126	30,270,655
Incyte Corp (b)	583,819	58,422,767
Insmed Inc (b)	761,886	119,517,057
Ionis Pharmaceuticals Inc (b)	575,383	47,566,913
Moderna Inc (b)	1,303,733	57,455,513
Natera Inc (b)	472,411	109,193,079
Neurocrine Biosciences Inc (b)	352,345	47,940,061
Revolution Medicines Inc (b)	630,574	61,134,149
Roivant Sciences Ltd (b)	1,418,539	30,668,813
Sarepta Therapeutics Inc (b)	337,355	6,861,801
Summit Therapeutics Inc (b)	424,941	6,153,146
Ultragenyx Pharmaceutical Inc (b)	335,790	8,082,465
United Therapeutics Corp (b)	154,293	72,439,021
Viking Therapeutics Inc (b)	396,387	11,511,078
		1,077,637,399
Health Care Equipment & Supplies - 2.5%
Align Technology Inc (b)	249,383	40,656,910
Baxter International Inc	1,863,626	37,402,974
Cooper Cos Inc/The (b)	724,735	58,978,934
DENTSPLY SIRONA Inc	724,230	9,031,148
Dexcom Inc (b)	1,422,625	103,908,530
Envista Holdings Corp (b)	592,756	13,911,983
GE HealthCare Technologies Inc	1,665,397	131,516,401
Globus Medical Inc Class A (b)	407,981	36,995,717
Hologic Inc (b)	811,643	60,816,410
IDEXX Laboratories Inc (b)	289,879	194,352,275
Inspire Medical Systems Inc (b)	98,445	7,460,162
Insulet Corp (b)	255,120	65,262,247
Masimo Corp (b)	163,977	22,518,961
Penumbra Inc (b)	136,073	48,737,266
ResMed Inc	531,197	137,213,498
Solventum Corp (b)	537,210	41,349,054
STERIS PLC	357,239	93,810,961
Teleflex Inc	160,656	16,767,667
Zimmer Biomet Holdings Inc	720,513	62,735,067
		1,183,426,165
Health Care Providers & Services - 2.1%
Acadia Healthcare Co Inc (b)	331,425	4,454,352
Cardinal Health Inc	868,267	186,573,213
Cencora Inc	666,229	239,322,781
Centene Corp (b)	1,783,039	77,241,249
Chemed Corp	50,575	21,602,606
DaVita Inc (b)	127,781	13,971,575
Encompass Health Corp	362,432	34,260,697
Henry Schein Inc (b)	380,819	28,744,218
Humana Inc	439,197	85,731,254
Labcorp Holdings Inc	304,038	82,552,398
Molina Healthcare Inc (b)	185,014	33,226,664
Quest Diagnostics Inc	405,587	75,856,937
Tenet Healthcare Corp (b)	316,929	59,988,321
Universal Health Services Inc Class B	194,930	39,231,612
		982,757,877
Health Care Technology - 0.3%
Certara Inc (b)	441,556	3,881,277
Doximity Inc Class A (b)	485,718	18,199,853
Veeva Systems Inc Class A (b)	537,072	109,519,723
		131,600,853
Life Sciences Tools & Services - 2.0%
Agilent Technologies Inc	1,036,775	138,772,334
Avantor Inc (b)	2,403,458	26,245,761
Bio-Rad Laboratories Inc Class A (b)	67,360	19,783,632
Bio-Techne Corp	561,915	36,013,132
Bruker Corp	375,796	16,644,005
Charles River Laboratories International Inc (b)	177,484	37,356,832
Illumina Inc (b)	558,972	80,944,735
IQVIA Holdings Inc (b)	614,621	141,455,023
Medpace Holdings Inc (b)	81,225	47,311,938
Mettler-Toledo International Inc (b)	74,812	102,734,831
QIAGEN NV (c)	736,695	39,538,421
Repligen Corp (b)	191,666	28,629,150
Revvity Inc	422,270	45,942,976
Sotera Health Co (b)	743,571	13,473,507
Tempus AI Inc Class A (b)(c)	349,440	20,903,501
Waters Corp (b)	216,683	80,328,722
West Pharmaceutical Services Inc	260,449	60,194,973
		936,273,473
Pharmaceuticals - 0.5%
Corcept Therapeutics Inc (b)	342,329	13,648,657
Elanco Animal Health Inc (b)	1,790,568	43,116,877
Jazz Pharmaceuticals PLC (b)	211,898	34,855,102
Organon & Co	944,640	8,067,226
Perrigo Co PLC	495,437	7,040,160
Royalty Pharma PLC Class A	1,415,281	58,988,912
Viatris Inc	4,200,853	54,989,166
		220,706,100
TOTAL HEALTH CARE		4,532,401,867
Industrials - 18.9%
Aerospace & Defense - 3.1%
ATI Inc (b)	490,139	58,963,722
Axon Enterprise Inc (b)	271,413	131,249,899
BWX Technologies Inc	331,928	68,187,969
Carpenter Technology Corp	175,078	55,645,041
Curtiss-Wright Corp	136,755	89,805,641
HEICO Corp	154,510	51,128,904
HEICO Corp Class A	272,742	69,437,386
Hexcel Corp	287,913	23,842,076
Howmet Aerospace Inc	1,459,022	303,593,298
Huntington Ingalls Industries Inc	141,895	59,668,266
Karman Holdings Inc (b)	184,964	19,199,263
L3Harris Technologies Inc	679,505	232,968,289
Leonardo DRS Inc	275,122	11,296,509
Loar Holdings Inc (b)	155,138	10,639,363
Rocket Lab Corp	1,505,317	120,530,732
StandardAero Inc (b)	518,674	16,021,840
Textron Inc	639,111	56,280,115
Woodward Inc	217,902	69,257,972
		1,447,716,285
Air Freight & Logistics - 0.4%
CH Robinson Worldwide Inc	427,406	83,322,800
Expeditors International of Washington Inc	491,403	78,889,838
GXO Logistics Inc (b)	408,319	23,106,772
		185,319,410
Building Products - 1.0%
A O Smith Corp	413,418	30,382,089
AAON Inc (c)	244,467	22,261,165
Advanced Drainage Systems Inc	257,037	39,079,905
Allegion plc	313,107	51,784,767
Armstrong World Industries Inc	156,462	28,748,328
Builders FirstSource Inc (b)	394,717	45,155,625
Carlisle Cos Inc	150,701	51,372,464
Fortune Brands Innovations Inc	440,045	23,806,435
Hayward Holdings Inc (b)	722,127	11,655,129
Lennox International Inc	115,540	57,201,543
Masco Corp	755,862	49,954,920
Owens Corning	301,900	36,179,696
Simpson Manufacturing Co Inc	152,406	26,942,333
Trex Co Inc (b)	388,164	16,077,752
		490,602,151
Commercial Services & Supplies - 0.6%
Clean Harbors Inc (b)	184,299	47,901,153
MSA Safety Inc	134,555	23,836,418
Rollins Inc	1,021,200	64,682,808
Tetra Tech Inc	955,169	35,971,665
Veralto Corp	867,499	85,865,051
		258,257,095
Construction & Engineering - 1.6%
AECOM	481,450	46,426,224
API Group Corp (b)	1,340,586	55,728,160
Comfort Systems USA Inc	126,572	144,557,881
EMCOR Group Inc	160,931	115,987,800
Everus Construction Group Inc (b)	185,062	16,376,136
MasTec Inc (b)	226,308	54,422,548
Quanta Services Inc	535,839	254,325,265
Valmont Industries Inc	70,851	31,568,372
WillScot Holdings Corp	647,238	12,964,176
		732,356,562
Electrical Equipment - 1.9%
Acuity Inc	112,312	34,731,363
AMETEK Inc	838,235	187,747,875
Generac Holdings Inc (b)	210,237	35,328,225
Hubbell Inc	194,642	94,973,617
nVent Electric PLC	579,362	65,039,178
Regal Rexnord Corp	240,259	38,801,829
Rockwell Automation Inc	411,725	173,603,846
Sensata Technologies Holding PLC	527,749	18,254,838
Vertiv Holdings Co Class A	1,384,245	257,718,735
		906,199,506
Ground Transportation - 0.9%
Avis Budget Group Inc (b)	61,426	7,063,375
JB Hunt Transport Services Inc	278,732	56,504,551
Knight-Swift Transportation Holdings Inc	572,723	31,557,037
Landstar System Inc	123,948	18,512,873
Lyft Inc Class A (b)	1,398,156	23,586,892
Old Dominion Freight Line Inc	678,023	117,433,584
Ryder System Inc	142,931	27,339,842
Saia Inc (b)	96,941	32,462,633
Schneider National Inc Class B	167,296	4,490,224
U-Haul Holding Co (b)	27,775	1,570,676
U-Haul Holding Co Class N	368,150	18,889,777
XPO Inc (b)	417,073	61,772,682
		401,184,146
Machinery - 4.0%
AGCO Corp	225,688	25,595,276
Allison Transmission Holdings Inc	301,779	32,803,377
CNH Industrial NV Class A	3,193,127	34,358,047
Crane Co	179,024	32,696,943
Cummins Inc	500,750	289,844,115
Donaldson Co Inc	422,515	43,071,179
Dover Corp	493,358	99,406,703
Esab Corp	207,089	25,078,478
Flowserve Corp	460,916	36,020,585
Fortive Corp	1,154,275	60,957,263
Gates Industrial Corp PLC (b)	922,602	21,238,298
Graco Inc	604,130	52,758,673
IDEX Corp	275,007	54,602,640
Ingersoll Rand Inc	1,446,565	124,534,781
ITT Inc	307,878	56,126,159
Lincoln Electric Holdings Inc	195,034	51,752,272
Middleby Corp/The (b)	173,282	25,501,912
Mueller Industries Inc	394,585	53,718,802
Nordson Corp	193,602	53,149,557
Oshkosh Corp	228,627	32,881,135
Otis Worldwide Corp	1,419,725	121,272,910
Pentair PLC	595,176	62,713,695
RBC Bearings Inc (b)	112,765	56,345,288
Snap-on Inc	186,466	68,267,067
Stanley Black & Decker Inc	562,350	44,234,451
Timken Co/The	227,562	21,206,503
Toro Co/The	358,666	32,817,939
Westinghouse Air Brake Technologies Corp	616,947	141,984,183
Xylem Inc/NY	885,390	122,068,719
		1,877,006,950
Marine Transportation - 0.1%
Kirby Corp (b)	203,098	23,896,510
Passenger Airlines - 0.9%
Alaska Air Group Inc (b)	417,869	21,240,281
American Airlines Group Inc (b)	2,372,490	31,554,117
Delta Air Lines Inc	2,372,927	156,352,160
Southwest Airlines Co	1,676,432	79,664,049
United Airlines Holdings Inc (b)	1,184,229	121,170,311
		409,980,918
Professional Services - 2.1%
Amentum Holdings Inc (b)	579,254	20,725,708
Booz Allen Hamilton Holding Corp Class A	435,234	38,483,390
Broadridge Financial Solutions Inc	424,000	83,574,640
CACI International Inc (b)	78,997	49,023,958
Clarivate PLC (b)(c)	1,335,121	3,538,071
Concentrix Corp	160,708	6,002,444
Dayforce Inc (b)	561,115	38,868,436
Equifax Inc	443,896	89,400,654
ExlService Holdings Inc (b)	561,637	21,988,089
FTI Consulting Inc (b)	109,544	19,134,050
Genpact Ltd	585,576	25,823,902
Jacobs Solutions Inc	433,075	58,577,725
KBR Inc	457,492	19,585,233
Leidos Holdings Inc	463,963	87,354,954
ManpowerGroup Inc	167,481	6,084,585
Parsons Corp (b)	191,946	13,447,737
Paychex Inc	1,174,024	121,077,095
Paycom Software Inc	186,700	25,157,825
Paylocity Holding Corp (b)	159,541	21,534,844
Robert Half Inc	359,655	12,447,660
Science Applications International Corp	166,823	16,975,908
SS&C Technologies Holdings Inc	761,289	62,341,956
TransUnion	709,218	56,042,406
Verisk Analytics Inc	509,201	110,730,849
		1,007,922,119
Trading Companies & Distributors - 2.3%
Air Lease Corp Class A	379,054	24,498,260
Applied Industrial Technologies Inc	136,259	35,483,206
Core & Main Inc Class A (b)	690,625	36,851,750
Fastenal Co	4,176,756	181,104,140
Ferguson Enterprises Inc	695,034	175,468,284
FTAI Aviation Ltd	370,613	100,925,332
MSC Industrial Direct Co Inc Class A	159,904	13,486,303
QXO Inc (b)(c)	2,222,631	49,297,956
SiteOne Landscape Supply Inc (b)	160,770	23,076,926
United Rentals Inc	230,940	180,608,936
Watsco Inc	126,608	48,927,662
Wesco International Inc	174,335	50,457,779
WW Grainger Inc	159,073	171,789,296
		1,091,975,830
TOTAL INDUSTRIALS		8,832,417,482
Information Technology - 12.3%
Communications Equipment - 0.6%
Ciena Corp (b)	513,235	129,237,706
F5 Inc (b)	209,517	57,744,980
Lumentum Holdings Inc (b)	256,212	100,394,110
Ubiquiti Inc	15,322	8,448,857
		295,825,653
Electronic Equipment, Instruments & Components - 2.4%
Arrow Electronics Inc (b)	187,804	24,882,152
Avnet Inc	293,893	18,335,984
CDW Corp/DE	478,641	60,495,436
Cognex Corp	610,439	23,648,407
Coherent Corp (b)	565,239	119,932,411
Corning Inc	2,840,771	293,309,606
Crane NXT Co (c)	178,127	8,998,976
Flex Ltd (b)	1,338,668	84,389,631
Ingram Micro Holding Corp (c)	74,750	1,578,719
IPG Photonics Corp (b)(c)	89,853	8,303,315
Jabil Inc	383,798	91,033,048
Keysight Technologies Inc (b)	626,035	135,430,152
Littelfuse Inc	89,350	28,927,956
Ralliant Corp	411,672	21,806,266
TD SYNNEX Corp	277,792	44,077,257
Teledyne Technologies Inc (b)	169,136	104,915,061
Vontier Corp	526,322	19,737,075
Zebra Technologies Corp Class A (b)	184,930	43,454,851
		1,133,256,303
IT Services - 1.9%
Akamai Technologies Inc (b)	512,299	49,769,848
Amdocs Ltd	393,899	32,276,084
Cloudflare Inc Class A (b)	1,140,652	202,294,633
Cognizant Technology Solutions Corp Class A	1,758,873	144,333,118
DXC Technology Co (b)	627,864	9,060,078
EPAM Systems Inc (b)	195,964	40,878,090
Gartner Inc (b)	267,903	56,155,148
Globant SA (b)(c)	157,049	10,503,437
GoDaddy Inc Class A (b)	489,297	49,184,134
Kyndryl Holdings Inc (b)	841,555	19,355,765
MongoDB Inc Class A (b)	286,943	106,550,544
Okta Inc Class A (b)	608,894	51,439,365
Twilio Inc Class A (b)	514,454	61,971,129
VeriSign Inc	302,823	73,958,461
		907,729,834
Semiconductors & Semiconductor Equipment - 2.5%
Amkor Technology Inc	415,519	20,082,033
Astera Labs Inc (b)	458,353	69,037,129
Cirrus Logic Inc (b)	185,936	24,234,898
Enphase Energy Inc (b)	463,015	17,122,295
Entegris Inc	545,333	64,387,467
First Solar Inc (b)	369,317	83,288,370
GlobalFoundries Inc (b)	373,741	15,771,870
Lattice Semiconductor Corp (b)	494,685	39,832,036
MACOM Technology Solutions Holdings Inc (b)	230,206	50,428,926
Microchip Technology Inc	1,920,244	145,784,924
MKS Inc	244,394	57,532,792
Monolithic Power Systems Inc	168,407	189,314,730
ON Semiconductor Corp (b)	1,486,323	89,015,884
Onto Innovation Inc (b)	176,934	35,749,515
Qnity Electronics Inc	761,496	73,240,685
Qorvo Inc (b)	305,327	23,849,092
Skyworks Solutions Inc	539,565	30,086,144
Teradyne Inc	569,753	137,338,961
Universal Display Corp	159,807	18,349,040
		1,184,446,791
Software - 2.8%
Appfolio Inc Class A (b)	79,981	15,186,792
Aurora Innovation Inc Class A (b)(c)	4,241,839	17,815,724
Bentley Systems Inc Class B	572,615	20,110,239
BILL Holdings Inc (b)	292,783	12,639,442
Ccc Intelligent Solutions Holdings Inc Class A (b)	2,077,670	15,748,739
Circle Internet Group Inc Class A	171,705	10,977,101
Confluent Inc Class A (b)	1,050,774	32,090,638
Datadog Inc Class A (b)	1,135,758	146,876,225
Docusign Inc (b)	730,730	38,392,554
Dolby Laboratories Inc Class A	219,951	14,118,655
Dropbox Inc Class A (b)	665,114	16,947,105
Dynatrace Inc (b)	1,068,237	40,689,147
Elastic NV (b)	335,715	22,133,690
Fair Isaac Corp (b)	85,261	124,751,337
Gen Digital Inc	1,998,758	47,950,204
Gitlab Inc Class A (b)(c)	508,635	17,792,052
Guidewire Software Inc (b)	308,789	43,465,140
HubSpot Inc (b)	184,999	51,799,720
Manhattan Associates Inc (b)	218,101	32,935,432
nCino Inc (b)	387,731	8,278,057
Nutanix Inc Class A (b)	942,493	37,068,250
Pegasystems Inc	316,324	13,820,196
Procore Technologies Inc (b)	416,859	23,548,365
PTC Inc (b)	433,861	67,738,718
RingCentral Inc Class A (b)	291,182	7,535,790
Rubrik Inc Class A (b)	487,009	27,248,154
SailPoint Inc (c)	218,997	3,436,062
Samsara Inc Class A (b)	1,136,986	31,892,457
SentinelOne Inc Class A (b)	1,073,368	15,005,685
Teradata Corp (b)	340,744	9,718,019
Trimble Inc (b)	866,808	58,596,221
Tyler Technologies Inc (b)	156,588	57,843,607
UiPath Inc Class A (b)(c)	1,463,418	18,424,433
Unity Software Inc (b)	1,171,722	34,097,110
Zoom Communications Inc Class A (b)	969,402	89,281,924
Zscaler Inc (b)	363,443	72,692,234
		1,298,645,218
Technology Hardware, Storage & Peripherals - 2.1%
Hewlett Packard Enterprise Co	4,770,636	102,664,087
HP Inc	3,431,241	66,703,325
NetApp Inc	726,835	70,030,552
Pure Storage Inc Class A (b)	1,129,908	78,573,802
Sandisk Corp/DE	490,682	282,755,503
Super Micro Computer Inc (b)(c)	1,870,282	54,443,909
Western Digital Corp	1,237,917	309,763,971
		964,935,149
TOTAL INFORMATION TECHNOLOGY		5,784,838,948
Materials - 4.9%
Chemicals - 2.0%
Albemarle Corp	427,538	72,950,809
Ashland Inc	164,866	10,083,205
Axalta Coating Systems Ltd (b)	774,924	26,021,948
Celanese Corp	397,752	17,676,099
CF Industries Holdings Inc	586,540	54,683,124
Corteva Inc	2,489,208	181,214,342
Dow Inc	2,574,399	70,924,692
DuPont de Nemours Inc	1,523,089	66,894,069
Eastman Chemical Co	417,495	28,940,753
Element Solutions Inc	819,354	23,843,201
FMC Corp (c)	451,170	7,128,486
Huntsman Corp	597,675	6,466,843
International Flavors & Fragrances Inc	932,095	65,069,552
LyondellBasell Industries NV Class A1	931,937	45,664,913
Mosaic Co/The	1,147,987	31,569,643
NewMarket Corp	20,431	13,704,910
Olin Corp	417,655	8,691,401
PPG Industries Inc	817,443	94,520,934
RPM International Inc	462,533	49,472,530
Scotts Miracle-Gro Co/The	158,831	10,200,127
Westlake Corp (c)	121,534	9,640,077
		895,361,658
Construction Materials - 0.7%
Eagle Materials Inc	115,537	23,547,596
James Hardie Industries PLC (b)	543,173	12,487,547
Martin Marietta Materials Inc	218,199	142,254,838
Vulcan Materials Co	481,023	144,566,653
		322,856,634
Containers & Packaging - 1.2%
Amcor PLC	1,677,044	74,209,197
AptarGroup Inc	237,987	29,736,476
Avery Dennison Corp	279,830	51,911,263
Ball Corp	990,285	56,317,508
Crown Holdings Inc	421,078	44,078,445
Graphic Packaging Holding CO	1,063,370	15,578,371
International Paper Co	1,906,940	76,887,821
Packaging Corp of America	321,328	71,511,546
Sealed Air Corp	530,560	22,219,853
Silgan Holdings Inc	321,409	13,868,798
Smurfit WestRock PLC	1,895,543	78,911,455
Sonoco Products Co	358,189	17,193,072
		552,423,805
Metals & Mining - 1.0%
Alcoa Corp	940,123	53,408,388
Cleveland-Cliffs Inc (b)	2,038,820	28,054,163
MP Materials Corp (b)(c)	475,251	27,930,501
Nucor Corp	835,714	148,523,093
Reliance Inc	189,872	62,562,824
Royal Gold Inc	298,156	78,507,456
Steel Dynamics Inc	497,927	89,412,751
		488,399,176
Paper & Forest Products - 0.0%
Louisiana-Pacific Corp	229,225	19,195,302
TOTAL MATERIALS		2,278,236,575
Real Estate - 6.9%
Diversified REITs - 0.1%
WP Carey Inc	788,580	55,003,455
Health Care REITs - 0.6%
Alexandria Real Estate Equities Inc	623,968	34,093,612
Healthcare Realty Trust Inc	1,193,585	20,040,292
Healthpeak Properties Inc	2,521,555	43,471,608
Medical Properties Trust Inc (c)	1,814,544	9,109,010
Omega Healthcare Investors Inc	1,073,337	47,098,028
Ventas Inc	1,703,636	132,321,408
		286,133,958
Hotel & Resort REITs - 0.1%
Host Hotels & Resorts Inc	2,494,849	46,229,552
Park Hotels & Resorts Inc	714,043	7,804,490
		54,034,042
Industrial REITs - 0.3%
Americold Realty Trust Inc	1,036,891	12,867,817
EastGroup Properties Inc	192,607	34,985,135
First Industrial Realty Trust Inc	465,628	27,020,393
Lineage Inc	256,843	9,171,864
Rexford Industrial Realty Inc	848,028	34,370,575
STAG Industrial Inc Class A	679,115	25,473,604
		143,889,388
Office REITs - 0.2%
BXP Inc	576,240	37,265,441
Cousins Properties Inc	607,061	15,322,220
Highwoods Properties Inc	393,021	10,159,592
Kilroy Realty Corp	426,695	14,712,444
Vornado Realty Trust	641,616	20,454,718
		97,914,415
Real Estate Management & Development - 0.8%
CBRE Group Inc Class A (b)	1,081,896	184,279,346
CoStar Group Inc (b)	1,519,342	93,439,533
Howard Hughes Holdings Inc (b)	112,570	9,192,465
Jones Lang LaSalle Inc (b)	171,637	61,430,599
Zillow Group Inc Class A (b)	174,732	10,875,320
Zillow Group Inc Class C (b)	600,969	37,879,076
		397,096,339
Residential REITs - 1.2%
American Homes 4 Rent Class A	1,242,909	38,927,909
AvalonBay Communities Inc	517,380	91,922,905
Camden Property Trust	383,993	41,874,437
Equity LifeStyle Properties Inc	698,924	44,151,029
Equity Residential	1,377,925	85,872,286
Essex Property Trust Inc	231,862	58,399,082
Invitation Homes Inc	2,225,874	59,497,612
Mid-America Apartment Communities Inc	423,295	56,848,519
Sun Communities Inc	445,536	56,774,652
UDR Inc	1,201,793	44,646,610
		578,915,041
Retail REITs - 1.4%
Agree Realty Corp	411,387	29,714,483
Brixmor Property Group Inc	1,107,575	29,671,934
Federal Realty Investment Trust	309,459	31,304,872
Kimco Realty Corp	2,430,947	51,244,363
NNN REIT Inc	680,140	28,341,434
Realty Income Corp	3,331,413	203,749,219
Regency Centers Corp	657,187	47,889,217
Simon Property Group Inc	1,178,830	225,521,967
		647,437,489
Specialized REITs - 2.2%
Crown Castle Inc	1,580,405	137,194,958
CubeSmart	823,334	30,899,725
Digital Realty Trust Inc	1,251,859	207,746,002
EPR Properties	271,397	14,720,573
Extra Space Storage Inc	766,434	105,744,899
Fermi Inc (c)	130,407	1,137,149
Gaming and Leisure Properties Inc	987,696	44,199,396
Iron Mountain Inc	1,067,428	98,342,142
Lamar Advertising Co Class A	314,032	40,293,446
Millrose Properties Inc Class A	556,846	16,594,011
National Storage Affiliates Trust	255,966	8,142,278
Rayonier Inc	1,083,223	24,632,491
SBA Communications Corp Class A	391,133	72,011,497
VICI Properties Inc	3,886,106	109,121,856
Weyerhaeuser Co	2,636,823	67,977,297
		978,757,720
TOTAL REAL ESTATE		3,239,181,847
Utilities - 5.9%
Electric Utilities - 2.8%
Alliant Energy Corp	934,610	61,600,145
Edison International	1,386,706	86,364,050
Entergy Corp	1,624,654	155,788,072
Evergy Inc	837,507	64,261,912
Eversource Energy	1,351,460	93,426,430
Exelon Corp	3,677,552	164,680,779
FirstEnergy Corp	1,996,486	94,513,647
IDACORP Inc	196,201	26,053,530
NRG Energy Inc	684,842	104,527,434
OGE Energy Corp	730,988	31,929,556
PG&E Corp	7,976,859	123,003,166
Pinnacle West Capital Corp	433,423	40,551,056
PPL Corp	2,692,784	97,613,420
Xcel Energy Inc	2,153,364	163,784,866
		1,308,098,063
Gas Utilities - 0.3%
Atmos Energy Corp	582,314	96,862,111
MDU Resources Group Inc	737,836	15,133,016
National Fuel Gas Co	326,324	27,329,635
UGI Corp	782,416	31,382,706
		170,707,468
Independent Power and Renewable Electricity Producers - 0.7%
AES Corp/The	2,583,019	37,841,228
Clearway Energy Inc Class A	125,939	4,252,960
Clearway Energy Inc Class C	296,028	10,701,412
Talen Energy Corp (b)	165,039	57,492,986
Vistra Corp	1,230,930	194,917,766
		305,206,352
Multi-Utilities - 1.9%
Ameren Corp	981,909	101,411,562
CenterPoint Energy Inc	2,370,892	94,100,703
CMS Energy Corp	1,101,139	78,720,427
Consolidated Edison Inc	1,311,432	139,837,994
DTE Energy Co	753,912	101,310,695
NiSource Inc	1,736,020	76,888,326
Public Service Enterprise Group Inc	1,816,867	149,637,166
WEC Energy Group Inc	1,184,649	131,105,105
		873,011,978
Water Utilities - 0.2%
American Water Works Co Inc	708,544	91,494,287
Essential Utilities Inc	1,020,340	39,578,988
		131,073,275
TOTAL UTILITIES		2,788,097,136
TOTAL UNITED STATES		45,973,077,818
TOTAL COMMON STOCKS (Cost $33,777,895,862)		46,729,130,527

U.S. Treasury Obligations - 0.0%
	Yield (%) (e)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 2/12/2026 (f) (Cost $7,857,908)	3.82	7,867,000	7,859,148

Money Market Funds - 1.6%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (g)	3.70	140,643,427	140,671,556
Fidelity Securities Lending Cash Central Fund (g)(h)	3.70	610,372,071	610,433,108
TOTAL MONEY MARKET FUNDS (Cost $751,100,748)			751,104,664

TOTAL INVESTMENT IN SECURITIES - 101.3% (Cost $34,536,854,518)	47,488,094,339
NET OTHER ASSETS (LIABILITIES) - (1.3)% (d)	(596,697,493)
NET ASSETS - 100.0%	46,891,396,846

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Unrealized Appreciation/ (Depreciation) ($)
LONG

Equity Contracts
CME E-Mini S&P MidCap 400 Index Contracts (United States)	457	3/2026	157,550,750	786,261

The notional amount of long futures as a percentage of Net Assets is 0.3%.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing.
(c)	Security or a portion of the security is on loan at period end.
(d)	Includes $3,326,880 of cash collateral to cover margin requirements for futures contracts.
(e)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(f)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $7,859,148.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.
At period end, the value of non-cash collateral for securities on loan amounted to $28,936,787.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	101,616,714	2,905,528,013	2,866,488,223	3,611,170	15,052	-	140,671,556	140,643,427	0.2%
Fidelity Securities Lending Cash Central Fund	792,829,330	2,620,460,701	2,802,853,642	6,286,777	(3,281)	-	610,433,108	610,372,071	1.9%
Total	894,446,044	5,525,988,714	5,669,341,865	9,897,947	11,771	-	751,104,664

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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